Leases - Operating lease right-of-use assets and the amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 CNY (¥)
Leases
Operating lease right-of-use assets	¥ 123,385
Less: accumulated amortization	(38,059)
Total	¥ 85,326	$ 12,371	¥ 74,892